Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 2,333,607	$ 2,129,162
Certificates of deposit with original maturities of more than ninety days	1,539,082	3,186,892
Impairment of assets
Liability recorded for uncertain tax positions
Equity interest of individual shareholder's proportionate share	51.00%
Maximum value added tax rate	17.00%
Certificates of deposit and restricted cash on deposit in PRC	$ 6,362,578	$ 17,801,169
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%	13.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	19.00%	30.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		10.00%
Purchases [Member] | One Major Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	22.00%	17.00%
Concentration risk percentage of advanced payments paid to major supplier	41.00%	49.00%
Purchases [Member] | Two Major Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	19.00%	15.00%
Concentration risk percentage of advanced payments paid to major supplier		10.00%
Purchases [Member] | Three Major Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%
PRC tax authorities [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Open tax year	2011
PRC tax authorities [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Open tax year	2016
Bank acceptance notes payable [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 1,461,632	$ 1,153,444
Letters of credit [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash	820,138	955,426
Miscellaneous deposits [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 51,837	$ 20,292